Mirae Asset Discovery Funds

Global Growth Fund

Supplement dated January 12, 2017 to the Prospectus, the Summary Prospectus and
Statement of Additional Information, each dated August 26, 2016

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus and Statement of Additional Information of Mirae Asset Discovery Funds (the “Trust”) dated August 26, 2016.  This Supplement relates only to the Global Growth Fund (the “Fund”).

Effective January 17, 2017 the Fund will be closed to new investors and will cease operations.